CONSIDERATION RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
CONSIDERATION RECEIVABLE, NET [Abstract]
Schedule of Consideration Receivables
	As of December 31,
	2013	2014
	RMB	RMB

Receivables resulting from disposals	14,000	14,000
Due from SummitView (Note i)	67,066	-
Due from Taishidian Holding (Note iii)	66,894	-
Funding due from CEIHL (Note iv)	-	50,000
Receivable resulting from disposal of Taishidian Holding (Note ii)	234,500	234,500
Sub-total	382,460	298,500
Less: allowance for doubtful accounts (Note ii & iii)	(191,594)	(164,700)
Total	190,866	133,800

(Note i)
The balance represented the outstanding consideration receivable from SummitView related to the issuance of 30,801,128 Class A Ordinary Shares of the Company in 2013. As at May 5, 2014, SummitView surrendered and cancelled 16,133,925 Class A Ordinary Shares and the related receivable was reversed accordingly. (see Note 15).

(Note ii)
On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. As of February 6, 2015 the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. (See Note 24(b)). RMB 40,000 of the consideration has been collected in February 2015.

(Note iii)
Full provision was provided for amount due from Taishidian Holding of RMB 66,894 as of December 31, 2013, as a result of disposal of Taishidian Holding (see Note 24(b)). As of December 31, 2014, the balance was fully written off due to the remote recoverability.

(Note iv)	The balance represented the funding due from CEIHL pursuant to the Restructuring Plan. See Note 14 for details. The entire balance has been collected in February 2015.